Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Schedule of Cash and Cash Equivalents [Abstract]
Cash at bank and in hand	$ 80,923,699	$ 7,297,328
Total	$ 80,923,699	$ 7,297,328	$ 149,480	$ 1,259,242